SEGMENTED DISCLOSURE INFORMATION - Revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Geographic segmentation:
Revenue	$ 340,199	$ 273,678
Trust's total revenue (in percent)	100.00%	100.00%
Canada
Geographic segmentation:
Revenue	$ 63,233	$ 58,952
Trust's total revenue (in percent)	19.00%	22.00%
United States
Geographic segmentation:
Revenue	$ 161,165	$ 108,065
Trust's total revenue (in percent)	47.00%	39.00%
Austria
Geographic segmentation:
Revenue	$ 65,716	$ 63,724
Trust's total revenue (in percent)	19.00%	23.00%
Germany
Geographic segmentation:
Revenue	$ 26,924	$ 26,455
Trust's total revenue (in percent)	8.00%	10.00%
Netherlands
Geographic segmentation:
Revenue	$ 16,694	$ 10,250
Trust's total revenue (in percent)	5.00%	4.00%
Other Europe
Geographic segmentation:
Revenue	$ 6,467	$ 6,232
Trust's total revenue (in percent)	2.00%	2.00%